LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES

NOTE 12     -      LEASES

The Company has operating leases for facilities and vehicles. The Company’s leases have remaining terms of 1 to 10 years, some of which include options to extend the leases for up to additional 10 years. The weighted average remaining lease term was 9 and 11.6 years for the years ended December 31, 2025 and 2024 respectively, and the weighted average discount rate was 4.6% and 3.2% for the years ended December 31, 2025 and 2024 respectively.

Lease expenses amounted to $7,949, $7,296 and $6,636 for the years ended December 31, 2025, 2024 and 2023 , respectively. The expected discounted and undiscounted lease payments under non-cancelable leases as of December 31, 2025, excluding non-lease components, were as follows:

Year

2026	8,204
2027	9,374
2028	8,260
2029	7,195
2030	8,097
2031 and thereafter	45,300
Total lease payments	86,430
Less imputed interest	(18,955)
Total	67,475

Operating cash flows for operating leases amounted to $8,254, $7,081 and $6,138 for the years ended December 31, 2025, 2024 and 2023 , respectively.